Right of use assets, net and lease liability - As Lessee (Details) $ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2008 MXN ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Right of use assets, net and lease liability
Beginning Balance			$ 149,442	$ 165,004
Beginning Balance			316,368	294,639	$ 286,743
Additions					14,886
Remediations			20,045	26,310
Decreases			(2,358)	(4,581)	(6,990)
Depreciation			(41,590)	(41,597)	(43,189)
Ending Balance			334,055	316,368	294,639
Ending Balance		$ 6,076	126,299	149,442	165,004
Operating lease commitments by lessee			178,990	193,179	208,205
Cash outflow for leases			63,034	58,780	53,185
Depreciation
Right of use assets, net and lease liability
Beginning Balance			(166,926)	(129,635)	(89,612)
Decreases			760	3,810	4,024
Depreciation			(41,590)	(41,101)	(44,047)
Ending Balance			(207,756)	(166,926)	(129,635)
Buildings
Right of use assets, net and lease liability
Beginning Balance			268,338	253,595	244,908
Additions					8,687
Remediations			9,781	17,994
Decreases				(3,251)
Ending Balance			278,119	268,338	253,595
Buildings | Depreciation
Right of use assets, net and lease liability
Beginning Balance			(132,086)	(101,110)	(67,050)
Decreases				2,471
Depreciation			(33,053)	(33,447)	(34,060)
Ending Balance			(165,139)	(132,086)	(101,110)
Other
Right of use assets, net and lease liability
Beginning Balance			48,030	41,044	41,835
Additions					6,199
Remediations			10,264	8,316
Decreases			(2,358)	(1,330)	(6,990)
Ending Balance			55,936	48,030	41,044
Other | Depreciation
Right of use assets, net and lease liability
Beginning Balance			(34,840)	(28,525)	(22,562)
Decreases			760	1,339	4,024
Depreciation			(8,537)	(7,654)	(9,987)
Ending Balance			(42,617)	(34,840)	(28,525)
Less than one year
Right of use assets, net and lease liability
Operating lease commitments by lessee			19,022	43,535	33,446
Greater than 1 year and less than 3 years
Right of use assets, net and lease liability
Operating lease commitments by lessee			127,927	43,751	97,177
Greater than 3 years until maturity
Right of use assets, net and lease liability
Operating lease commitments by lessee			$ 32,041	$ 105,893	$ 77,582
Mexico City International Airport
Right of use assets, net and lease liability
Term of contract	20 years
Minimum guaranteed income	$ 39,033
Royalty of hotel revenue (as a percent)	18.00%